Alger Growth & Income Fund (Second Prospectus Summary) | Alger Growth & Income Fund
Alger Growth & Income Fund
INVESTMENT OBJECTIVE
Alger Growth & Income Fund seeks to provide capital appreciation and current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger Growth & Income Fund Class Z
Management Fees		0.585%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.395%
Total Annual Fund Operating Expenses		0.98%
Expense Reimbursement	[1]	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%
[1]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2013 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .95% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Growth & Income Fund Class Z	97	309	539	1,199

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119.61% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc, classifies them into three categories:
Dividend Leaders - companies that generate high dividend payouts; Dividend
Growers - companies that have a history of consistent dividend growth; and Kings of Cash Flow - companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to
35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2011, the market capitalization of the companies in this index ranged from $1.2 billion to $417.5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.
PRINCIPAL RISKS
As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risk may also apply:

• The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.
PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to February 28, 2012.
Historical performance prior to February 28, 2012 is that of the Fund's Class A
Shares. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Prior to April 1, 2011, the Fund followed a different investment objective and different strategies under the name "Alger Balanced Fund." Remember that a
Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.
ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

Best Quarter: Q4 2011 12.46% Worst Quarter: Q4 2008 -17.68%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Average Annual Total Returns Alger Growth & Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class Z	Class A Return Before Taxes	(0.69%)	1.48%	2.58%	6.10%	Dec. 31, 1996
Class Z After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.05%)	0.83%	2.03%	5.05%	Dec. 31, 1996
Class Z After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.46%)	0.87%	1.87%	4.73%	Dec. 31, 1996
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	5.45%	Dec. 31, 1996

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.